INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Changes in Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Beginning balance	R$ 27,516,232	R$ 14,129,085
Profit (loss), attributable to non-controlling interests	3,790,353	1,644,843	R$ 384,320
Gain (loss) with capital increase	10,830	(4,121,509)
Other comprehensive income	(91,736)	(95,471)
Dividends	(1,550,643)	(912,735)
Capital (reduction) increase	(24,022)	7,889,251
Acquisition of non-controlling interest		(1,092,374)
Business combination	237,460	10,062,503
Reclassification
Other	137,399	(213,110)
Ending balance	30,025,873	27,516,232	14,129,085
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	27,151	28,466
Profit (loss), attributable to non-controlling interests	11,419	14,881
Gain (loss) with capital increase
Other comprehensive income	444
Dividends	(6,869)	(16,926)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		730
Ending balance	32,145	27,151	28,466
Sulgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		6,466
Gain (loss) with capital increase
Other comprehensive income
Dividends		(26,701)
Capital (reduction) increase
Acquisition of non-controlling interest		(888,450)
Business combination		908,883
Other		(198)
Ending balance
Commit Gás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,058,651
Profit (loss), attributable to non-controlling interests	185,312	107,593
Gain (loss) with capital increase
Other comprehensive income
Dividends	(309,324)	(64,435)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination		2,015,493
Reclassification	372,030
Other	(109)
Ending balance	1,562,500	2,058,651
Norgas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests
Gain (loss) with capital increase
Other comprehensive income
Dividends
Capital (reduction) increase
Business combination
Reclassification	372,030
Other
Ending balance	372,030
Biometano Verde Paulinia S.A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests	521
Gain (loss) with capital increase
Other comprehensive income
Dividends
Capital (reduction) increase
Business combination	237,460
Reclassification
Other
Ending balance	237,981
Compass Gas E Energia S A [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	782,583	761,432
Profit (loss), attributable to non-controlling interests	192,358	221,871
Gain (loss) with capital increase		(78)
Other comprehensive income	132	3,197
Dividends	(183,126)	(201,024)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other	(1,275)	(2,815)
Ending balance	790,672	782,583	761,432
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	10,797,146	10,527,777
Profit (loss), attributable to non-controlling interests	503,029	357,642
Gain (loss) with capital increase	(9,280)	(21,358)
Other comprehensive income	704	2,061
Dividends	(122,165)	(89,194)
Capital (reduction) increase	(12,250)
Acquisition of non-controlling interest
Business combination
Reclassification
Other	(52,595)	20,218
Ending balance	11,104,589	10,797,146	10,527,777
Sinlog Tecnologia em Logística S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	14,911	6,549
Profit (loss), attributable to non-controlling interests	(1,969)	(7,677)
Gain (loss) with capital increase	(12,622)	16,039
Other comprehensive income
Dividends
Capital (reduction) increase	21,959
Acquisition of non-controlling interest
Business combination
Reclassification
Other	22,279
Ending balance		14,911	6,549
Cosan Limited Partners Brasil [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	9	14
Profit (loss), attributable to non-controlling interests	(2)	(5)
Gain (loss) with capital increase
Other comprehensive income
Dividends
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other
Ending balance	7	9	14
Cosan Lubes Investments S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	702,001	683,143
Profit (loss), attributable to non-controlling interests	82,979	145,981
Gain (loss) with capital increase
Other comprehensive income	(78,742)	(127,123)
Dividends	(15,346)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other	4,956
Ending balance	695,848	702,001	683,143
Payly [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,602
Profit (loss), attributable to non-controlling interests		(1,626)
Gain (loss) with capital increase
Other comprehensive income
Dividends
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Other		(976)
Ending balance			2,602
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,634,310
Profit (loss), attributable to non-controlling interests	338,315	53,353
Gain (loss) with capital increase	32,732	(1,416,657)
Other comprehensive income	(14,728)	10,070
Dividends	(436,566)	(12,434)
Capital (reduction) increase		4,000,910
Acquisition of non-controlling interest
Business combination
Reclassification
Other	12,956	(932)
Ending balance	2,567,019	2,634,310
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	1,302,661
Profit (loss), attributable to non-controlling interests	573,987	14,965
Gain (loss) with capital increase		(2,592,096)
Other comprehensive income	454	5,073
Dividends	(372,772)	(3,540)
Capital (reduction) increase	1	3,888,341
Acquisition of non-controlling interest
Business combination
Reclassification
Other	7,710	(10,082)
Ending balance	1,512,041	1,302,661
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	3,773,279
Profit (loss), attributable to non-controlling interests	924,908	(10,971)
Gain (loss) with capital increase
Other comprehensive income
Dividends	(74,830)
Capital (reduction) increase
Acquisition of non-controlling interest		(196,857)
Business combination		3,981,107
Reclassification
Other	119,844
Ending balance	4,743,201	3,773,279
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,584,058
Profit (loss), attributable to non-controlling interests	562,713	8,531
Gain (loss) with capital increase
Other comprehensive income
Dividends	(40,531)
Capital (reduction) increase	(18,400)
Acquisition of non-controlling interest		(7,508)
Business combination		2,583,035
Reclassification
Other	68,488
Ending balance	3,156,328	2,584,058
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	505,681
Profit (loss), attributable to non-controlling interests	19,233	2,900
Gain (loss) with capital increase
Other comprehensive income
Dividends	(47,377)
Capital (reduction) increase	(5,004)
Acquisition of non-controlling interest		4,975
Business combination		497,806
Reclassification
Other	(289)
Ending balance	472,244	505,681
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	70,857
Profit (loss), attributable to non-controlling interests	26,185	(788)
Gain (loss) with capital increase
Other comprehensive income
Dividends	(30,319)
Capital (reduction) increase
Acquisition of non-controlling interest		(4,534)
Business combination		76,179
Reclassification
Other	(8)
Ending balance	66,715	70,857
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	878,879
Profit (loss), attributable to non-controlling interests	174,346	246,698
Gain (loss) with capital increase
Other comprehensive income		108
Dividends	37,831	(124,858)
Capital (reduction) increase	(1,902)
Acquisition of non-controlling interest
Business combination
Reclassification
Other		756,931
Ending balance	1,089,154	878,879
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	212,065
Profit (loss), attributable to non-controlling interests	4,331	34,002
Gain (loss) with capital increase
Other comprehensive income
Dividends	(4,677)	(20,516)
Capital (reduction) increase	(7,275)
Acquisition of non-controlling interest
Business combination
Reclassification
Other		198,579
Ending balance	204,444	212,065
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	365,807
Profit (loss), attributable to non-controlling interests	35,196	97,035
Gain (loss) with capital increase
Other comprehensive income
Dividends	16,010	(50,267)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		319,039
Ending balance	417,013	365,807
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	2,041
Profit (loss), attributable to non-controlling interests	12,971	8,000
Gain (loss) with capital increase
Other comprehensive income
Dividends	14,881	(31,444)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		25,485
Ending balance	29,893	2,041
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	201,389
Profit (loss), attributable to non-controlling interests	(3,141)	53,686
Gain (loss) with capital increase
Other comprehensive income
Dividends	(415)	(5,041)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		152,744
Ending balance	197,833	201,389
Terras da Ponta Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	73,421
Profit (loss), attributable to non-controlling interests	14,440	39,890
Gain (loss) with capital increase
Other comprehensive income
Dividends	(3,610)	(16,778)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		50,309
Ending balance	84,251	73,421
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	157,784
Profit (loss), attributable to non-controlling interests	40,115	58,604
Gain (loss) with capital increase
Other comprehensive income
Dividends	1,404	(27,222)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		126,402
Ending balance	199,303	157,784
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	160,553
Profit (loss), attributable to non-controlling interests	40,163	46,793
Gain (loss) with capital increase
Other comprehensive income
Dividends	19	(23,319)
Capital (reduction) increase	(1,151)
Acquisition of non-controlling interest
Business combination
Reclassification
Other		137,079
Ending balance	199,584	160,553
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance	210,995
Profit (loss), attributable to non-controlling interests	52,944	77,819
Gain (loss) with capital increase
Other comprehensive income
Dividends	27,139	(66,151)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Reclassification
Other		199,327
Ending balance	291,078	210,995
Violeta Fundo de Investimento Multimercado [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,119,102
Profit (loss), attributable to non-controlling interests		69,200
Gain (loss) with capital increase		(107,359)
Other comprehensive income		11,143
Dividends		(132,885)
Capital (reduction) increase
Acquisition of non-controlling interest
Business combination
Other		(1,959,201)
Ending balance			R$ 2,119,102